Leases - Summary of Lease Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Lease Expenses [Abstract]
Interest expenses on lease liabilities	¥ 12,833	¥ 10,382	¥ 8,223
Expenses related to short-term leases accounted for applying an exemption	20,798	36,807	19,764
Income from subleases	(1,589)	(1,784)	(2,256)
Net cash outflows for leases	¥ 100,438	¥ 89,681	¥ 83,546